Events occurring after the reporting period	12 Months Ended
Jun. 30, 2023
Events occurring after the reporting period
Events occurring after the reporting period
33	Events occurring after the reporting period

33.1 Registrations

The playing registrations of certain footballers have been disposed of on a permanent or temporary basis, subsequent to 30 June 2023, for total proceeds, net of associated costs, of £39,751,000. The associated net book value was £9,951,000. Also subsequent to 30 June 2023, solidarity contributions, training compensation, sell-on fees and contingent consideration totalling £140,000, became receivable in respect of previous playing registration disposals.

Subsequent to 30 June 2023, the registrations of certain players were acquired or extended for a total consideration, including associated costs, of £207,967,000. Payments are due within the next 5 years. Also, subsequent to 30 June 2023, sell-on fees and contingent consideration totalling £1,363,000 became payable in respect of previous playing registration acquisitions.

33.2Adidas contract extension

On 21 July 2023, the Group signed a 10-year extension to its agreement with adidas which began on 1 August 2015 and now terminates on 30 June 2035. Further information on this is provided in Note 4.3(i) of these financial statements.

33.3Revolving facilities

On 3 July 2023, a drawdown on the Group’s revolving facilities of £50.0 million was made. This comprised of £30.0 million under our initial revolving facility with Bank of America and £20.0 million under our revolving facility with Santander.

On 3 August 2023, a further drawdown on the Group’s revolving facilities was made. This comprised of a £45.0 million drawdown under our initial revolving facility with Bank of America and £5.0 million under our revolving facility with Santander. This took the total drawdown as of 3 August 2023 to £200.0 million from available facilities of £300.0 million.

On 10 October 2023, a further drawdown on the Group’s revolving facilities was made. This comprised of a £35.0 million drawdown under our initial revolving facility with Bank of America, a £12.5 million drawdown under our bilateral facility with Bank of America and a £12.5 million drawdown under our revolving facility with Santander. This took the total drawdown as of 10 October 2023 to £260.0 million from available facilities of £300.0 million.

33.4Qualcomm front of shirt partnership agreement

On 12 September 2023, the Group signed an expanded agreement with Qualcomm Technologies, Inc. that will see the Snapdragon® brand displayed on the front of the playing shirts of both our Men’s and Women’s teams, commencing from the start of the 2024/25 season. Amounts realised in relation to the signing of this agreement, which include charges relating to the changes to the existing TeamViewer shirt sponsorship, will be recognized in the first quarter of the year ended 30 June 2024.